Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 04, 2021
Entity Registrant Name	dei_EntityRegistrantName	New Age Alpha Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001764795
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 04, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 04, 2021
Prospectus Date	rr_ProspectusDate	Mar. 04, 2021
AVDR US LargeCap ESG ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	NEW AGE ALPHA TRUST
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NEW AGE ALPHA TRUST

AVDR US LargeCap ESG ETF

(the “Fund”)

Supplement dated March 4, 2021 to the Fund’s Summary Prospectus and the Fund’s Prospectus dated December 28, 2020, as supplemented

This Supplement provides new and additional information beyond that in, and should be read in conjunction with, the Fund’s Summary Prospectus and the Fund’s Prospectus

Effective immediately, the Fund’s Summary Prospectus and the Fund’s Prospectus are amended as follows:

In the sub-section entitled “Refinitiv” within the section entitled “Principal Investment Strategy,” the website address for Refinitiv is deleted in its entirety and replaced with the following:

https://www.refinitiv.com/content/dam/marketing/en_us/documents/methodology/refinitiv-esg-scores-methodology.pdf

This Supplement, the Fund’s Summary Prospectus and the Fund’s Prospectus provide relevant information for all shareholders and should be retained for future reference.